Supplementary Financial Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplementary Financial Information

NOTE 19 – Supplementary Financial Information

Quarterly Financial Information (unaudited)—The quarterly results for the years ended December 31, 2023 and 2022 are summarized below (in thousands, except per share amounts):

	Successor				Predecessor
2023	Fourth Quarter	Third Quarter	Second Quarter	Period from March 15, 2023, to March 31, 2023	Period from January 1, 2023, to March 14, 2023	Total
Net Revenue	1,719	1,770	1,915	342	1,620	7,366
Gross Profit	1,376	1,412	1,435	255	1,137	5,615
Net Income / (Loss)	(38,707)	1,441	(14,730)	2,758	(4,380)	(42,580)

Basic and diluted weighted average shares outstanding, Class A common stock	15,254,389	10,818,459	8,582,699	8,582,699	-	-
Basic and diluted net income (loss) per share, Class A common stock	(2.54)	0.13	(1.05)	0.20	-	-
Basic and diluted weighted average shares outstanding, Class C common stock	-	-	5,487,300	5,487,300	-	-
Basic and diluted net income (loss) per share, Class C common stock	-	-	(1.05)	0.20	-	-

2022	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Total
Net Revenue	1,997	1,742	2,149	2,582	8,470
Gross Profit	1,561	1,243	1,609	1,993	6,406
Net Income / (Loss)	(5,541)	(10,929)	(11,034)	(1,671)	(29,175)